Summary of Significant Accounting Policies (Details) - Schedule of initial fair value of its warrant liabilities - $ / shares	Dec. 29, 2020	Nov. 18, 2020	Jul. 01, 2020
Private Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (years)			5 years
Stock price			$ 8.44
Exercise price			$ 11.50
Dividend yield			0.00%
Expected volatility			13.30%
Risk free interest rate			0.30%
Number of shares			1,480,000
Value (per share)			$ 1.74
November Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (years)		5 years
Stock price		$ 1.22
Exercise price		$ 1.40
Dividend yield		0.00%
Expected volatility		49.40%
Risk free interest rate		0.40%
Number of shares		20,535,713
Value (per share)		$ 0.52
December Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (years)	5 years
Stock price	$ 1.29
Exercise price	$ 1.40
Dividend yield	0.00%
Expected volatility	49.50%
Risk free interest rate	0.40%
Number of shares	10,036,925
Value (per share)	$ 0.52